Filed under Rule 497(e)

Registration No. 33-52742

SunAmerica Series Trust

SA Fixed Income Index Portfolio

SA Fixed Income Intermediate Index Portfolio

(the “Portfolios” and each, a “Portfolio”)

Supplement dated September 25, 2025

to the Portfolios’ Statement of Additional Information (“SAI”)

dated May 1, 2025, as supplemented and amended to date

Effective immediately, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” in the section pertaining to BlackRock Investment Management, LLC (“BlackRock”), the information pertaining to Karen Uyehara is hereby deleted and replaced with the following:

Adviser/ Subadviser	Portfolio Managers	Other Accounts (As of June 30, 2025)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
BlackRock	Graves, Jonathan Tom, Marcus	30 6	$108.0 Billion $61.86 Billion	71 11	$29.44 Billion $47.80 Billion	10 6	$3.39 Billion $2.98 Billion

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SASTSAI-SUP2.4